CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 38,765,537	$ 93,855,400	$ 43,923,997
Other comprehensive (loss) income:
Foreign currency translation adjustments	(26,356,406)	21,978,054	(17,605,240)
Total other comprehensive (loss) income	(26,356,406)	21,978,054	(17,605,240)
Comprehensive income	12,409,131	115,833,454	26,318,757
Comprehensive income attributable to non-controlling interest	500,505	1,163,319	327,134
Comprehensive income attributable to Daqo New Energy Corp. ordinary shareholders	$ 11,908,626	$ 114,670,135	$ 25,991,623